Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Discount rate (as a percent)	7.80%	6.60%
Discount rate
Sensitivity analysis
Discount rate (as a percent)	7.80%	6.60%
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 3,308,348	$ 3,382,711